Share-based payments (Details Narrative)		12 Months Ended
	Feb. 10, 2022 shares	Dec. 31, 2022 $ / shares shares		Dec. 31, 2022 GBP (£) £ / shares shares		Dec. 31, 2021 GBP (£) £ / shares shares		Nov. 24, 2022 $ / shares shares	Nov. 24, 2022 £ / shares shares	Nov. 15, 2022 $ / shares shares	Nov. 15, 2022 £ / shares shares	Aug. 09, 2022 shares	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	80.00%			90.00%
Number of shares issued | shares	63,280	1,744,913	[1]	1,744,913	[1]	390,952	[1]	3	3	21	21	11,678	15,891
Price per share | (per share)								$ 6.51	£ 5.41	$ 7.565	£ 6.362		£ 215.00
Two Thousand Twenty One Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Weighted average share price | $ / shares		$ 53.42
Expense from share-based payment transactions				£ 1,123,250
Enterprise Management Incentive Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Weighted average share price | £ / shares
Expense from share-based payment transactions
Expected volatility, share options granted				75.00%
Two Thousand Twenty One Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted				80.00%

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.